EMPLOYMENT AGREEMENT (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended	1 Months Ended
	Oct. 31, 2014	Apr. 30, 2014	May 31, 2014	May 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period	0	2,013,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0	$ 0.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	504,500	504,500
Michael Palethorpe [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period		13,500		2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options Vesting per Vesting Period				500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 0.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Term				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Entitled Annual Stock Option Grant as a Percentage of Base		30.00%	30.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Value of Annual Options		$ 21,600